Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Init R Serv R Serv 2R | Overseas Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R, and Service Class 2 R
Overseas Portfolio
April 30, 2014
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class R	Service Class R	Service Class 2 R
Management fee	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.14%	0.14%	0.14%
Total annual operating expenses	0.82%	0.92%	1.07%
	Initial Class R	Service Class R	Service Class 2 R
1 year	$ 84	$ 94	$ 109
3 years	$ 262	$ 293	$ 340
5 years	$ 455	$ 509	$ 590
10 years	$ 1,014	$ 1,131	$ 1,306